Property, Plant and Equipment (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		$ 314,659		$ 371,033
Additions		67,043		50,739
Disposals		(1,276)		(57,557)
Transfers		14,180		12,299
Depreciation charges	[1]	(62,714)		(62,183)
Incorporation as result of business combination (Note 15)				328
Revaluation results		408
Net book amount as of ending		332,300		314,659
Accumulated depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		(1,154,993)		(1,092,793)
Disposals
Net book amount as of ending		(1,191,344)		(1,154,993)
Costs [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		1,469,652		1,463,826
Disposals
Net book amount as of ending		1,523,644		1,469,652
Other buildings and facilities [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		165,827		202,901
Additions				11,496
Disposals				(57,557)
Transfers				12,299
Depreciation charges	[1]	(11,937)		(3,312)
Incorporation as result of business combination (Note 15)
Revaluation results
Net book amount as of ending		153,890		165,827
Other buildings and facilities [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		(160,889)		(157,577)
Disposals
Net book amount as of ending		(172,824)		(160,889)
Other buildings and facilities [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		326,716		360,478
Disposals
Net book amount as of ending		326,714		326,716
Furniture and fixtures [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		36,551		43,382
Additions		34,915		2,144
Disposals		(408)
Transfers		1,248
Depreciation charges	[1]	(8,691)		(8,975)
Incorporation as result of business combination (Note 15)
Revaluation results		317
Net book amount as of ending		63,932		36,551
Furniture and fixtures [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		(118,629)		(109,654)
Disposals
Net book amount as of ending		(119,203)		(118,629)
Furniture and fixtures [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		155,180		153,036
Disposals
Net book amount as of ending		183,135		155,180
Machinery and equipment [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		109,049		119,622
Additions		32,128		37,099
Disposals		(868)
Transfers		12,932
Depreciation charges	[1]	(39,942)		(47,797)
Incorporation as result of business combination (Note 15)				125
Revaluation results		91
Net book amount as of ending		113,390		109,049
Machinery and equipment [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		(864,435)		(816,638)
Disposals
Net book amount as of ending		(886,132)		(864,435)
Machinery and equipment [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		973,484		936,260
Disposals
Net book amount as of ending		999,522		973,484
Vehicles [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		2,650		4,546
Additions
Disposals
Transfers
Depreciation charges		(2,144)	[1]	(2,099)	[2]
Incorporation as result of business combination (Note 15)				203
Revaluation results
Net book amount as of ending		506		2,650
Vehicles [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		(11,040)		(8,924)
Disposals
Net book amount as of ending		(13,185)		(11,040)
Vehicles [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		13,690		13,470
Disposals
Net book amount as of ending		13,691		13,690
Others [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		582		582
Additions
Disposals
Transfers
Depreciation charges	[1]
Incorporation as result of business combination (Note 15)
Revaluation results
Net book amount as of ending		582		582
Others [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning
Disposals
Net book amount as of ending
Others [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Net book amount as of beginning		582		582
Disposals
Net book amount as of ending		$ 582		$ 582

[1]	As of June 30, 2019 and 2018, depreciation charges were charged to "Costs" in the amount of Ps. 50,094 and Ps. 48,990, respectively, to "General and administrative expenses" in the amount of Ps. 12,166 and Ps. 12,904, respectively and to "Selling expenses" in the amount of Ps. 455 and Ps. 289, respectively, in the Statements of Comprehensive Income (See Note 25).
[2]	As of June 30, 2019 and 2018, depreciation charges were charged to "Costs" in the amount of Ps. 50,094 and Ps. 48,990, respectively, to "General and administrative expenses" in the amount of Ps. 12,166 and Ps. 12,904, respectively and to "Selling expenses" in the amount of Ps. 455 and Ps. 289, respectively, in the Statements of Comprehensive Income (Note 25).